Pension and Other Postretirement Benefits - Benefits Expected to be Paid in Subsequent Years from Our Pension and Other Postretirement as Well as Medicare Subsidy Receipts (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Pension Benefits [Member]
Pension And Other Employee Benefit Plans [Line Items]
2017	$ 15,785
2018	16,119
2019	16,873
2020	17,145
2021	16,176
2022-2026	79,935
Total	162,033
Other Benefits [Member]
Pension And Other Employee Benefit Plans [Line Items]
2017	1,811
2018	1,763
2019	1,706
2020	1,672
2021	1,636
2022-2026	8,016
Total	$ 16,604